Distribution Date:	01/18/24	JPMC Commercial Mortgage Securities Trust 2013-C16
Determination Date:	01/11/24
Next Distribution Date:	02/16/24
Record Date:	12/29/23	Commercial Mortgage Pass-Through Certificates
Series 2013-C16
Revision Notice for the December 2023 Reporting
Servicer revised P&I advance amounts in the December 2023 reporting for non-recoverable loans that were overstated due to a systems issue.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Mount Street US (Georgia) LLP, a Georgia limited liability
Bond / Collateral Reconciliation - Balances	8		partnership
Current Mortgage Loan and Property Stratification	9-13		Kristin Bonczynski		Kristin.Bonczynski@mountstreetllp.com
			2839 Paces Ferry Road , Suite 200 | Atlanta, GA 30339 | United States
Mortgage Loan Detail (Part 1)	14
		Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	15
			Don Simon	(203) 660-6100
Principal Prepayment Detail	16		PO Box 4839 | Greenwich, CT 06831 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	18		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	19				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	20		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	21	Trustee	U.S. Bank National Association
Modified Loan Detail	22		General Contact	(312) 332-7457
			190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Historical Liquidated Loan Detail	23
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46641BAA1	1.223200%	56,761,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46641BAB9	3.070000%	236,641,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46641BAC7	3.881200%	145,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46641BAD5	4.166400%	276,236,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	46641BAE3	3.674400%	80,504,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46641BAH6	4.516900%	83,774,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	22.62%
B	46641BAJ2	4.951391%	73,835,000.00	60,091,523.88	0.00	0.00	0.00	0.00	0.00	60,091,523.88	74.25%	16.12%
C	46641BAK9	5.016191%	41,177,000.00	41,177,000.00	0.00	0.00	0.00	0.00	0.00	41,177,000.00	56.61%	12.50%
D	46641BAP8	5.016191%	56,795,000.00	56,795,000.00	0.00	0.00	0.00	0.00	0.00	56,795,000.00	32.27%	7.50%
E	46641BAR4	3.744000%	21,299,000.00	21,299,000.00	0.00	0.00	0.00	0.00	0.00	21,299,000.00	23.15%	5.62%
F	46641BAT0	3.744000%	11,359,000.00	11,359,000.00	0.00	0.00	0.00	0.00	0.00	11,359,000.00	18.28%	4.63%
NR	46641BAV5	3.744000%	52,536,247.00	42,663,813.49	0.00	0.00	0.00	0.00	0.00	42,663,813.49	0.00%	0.00%
R	46641BAX1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,135,917,248.00	233,385,337.37	0.00	0.00	0.00	0.00	0.00	233,385,337.37

X-A	46641BAF0	5.016191%	878,916,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	46641BAG8	0.064800%	73,835,000.00	60,091,523.88	0.00	0.00	0.00	0.00	0.00	60,091,523.88
X-C	46641BAM5	1.272191%	85,194,247.00	75,321,813.49	0.00	0.00	0.00	0.00	0.00	75,321,813.49
Notional SubTotal			1,037,945,247.00	135,413,337.37	0.00	0.00	0.00	0.00	0.00	135,413,337.37

Deal Distribution Total					0.00	0.00	0.00	0.00	0.00

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

Class A-S, Class B, Class C all represent the "Regular Interest" of these respective classes. For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Class EC, please refer to page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46641BAA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46641BAB9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46641BAC7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46641BAD5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	46641BAE3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46641BAH6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	46641BAJ2	813.86231300	0.00000000	0.00000000	3.35812541	6.60650653	0.00000000	0.00000000	0.00000000	813.86231300
C	46641BAK9	1,000.00000000	0.00000000	0.00000000	4.18015931	8.22547466	0.00000000	0.00000000	0.00000000	1,000.00000000
D	46641BAP8	1,000.00000000	0.00000000	0.00000000	4.18015917	8.22547460	0.00000000	0.00000000	0.00000000	1,000.00000000
E	46641BAR4	1,000.00000000	0.00000000	0.00000000	3.12000000	6.24000000	0.00000000	0.00000000	0.00000000	1,000.00000000
F	46641BAT0	1,000.00000000	0.00000000	0.00000000	3.12000000	6.24000000	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	46641BAV5	812.08338864	0.00000000	0.00000000	2.53370021	27.45279978	0.00000000	0.00000000	0.00000000	812.08338864
R	46641BAX1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46641BAF0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	46641BAG8	813.86231300	0.00000000	0.00000000	0.04394853	0.08789707	0.00000000	0.00000000	0.00000000	813.86231300
X-C	46641BAM5	884.11854253	0.00000000	0.00000000	0.93730637	1.75539482	0.00000000	0.00000000	0.00000000	884.11854253

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	12/01/23 - 12/30/23	30	3,244.94	3,244.94	0.00	3,244.94	3,244.94	0.00	0.00	0.00	6,489.88
X-C	12/01/23 - 12/30/23	30	69,696.43	79,853.11	0.00	79,853.11	79,853.11	0.00	0.00	0.00	149,549.54
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	12/01/23 - 12/30/23	30	239,844.22	247,947.19	0.00	247,947.19	247,947.19	0.00	0.00	0.00	487,791.41
C	12/01/23 - 12/30/23	30	166,573.95	172,126.42	0.00	172,126.42	172,126.42	0.00	0.00	0.00	338,700.37
D	12/01/23 - 12/30/23	30	229,753.69	237,412.14	0.00	237,412.14	237,412.14	0.00	0.00	0.00	467,165.83
E	12/01/23 - 12/30/23	30	66,452.88	66,452.88	0.00	66,452.88	66,452.88	0.00	0.00	0.00	132,905.76
F	12/01/23 - 12/30/23	30	35,440.08	35,440.08	0.00	35,440.08	35,440.08	0.00	0.00	0.00	70,880.16
NR	12/01/23 - 12/30/23	30	1,309,155.97	133,111.10	0.00	133,111.10	133,111.10	0.00	0.00	0.00	1,442,267.07
Totals			2,120,162.16	975,587.86	0.00	975,587.86	975,587.86	0.00	0.00	0.00	3,095,750.02

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance	Principal Distribution	Interest Distribution	Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
EC	46641BAL7	N/A	198,786,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			198,786,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 26

	Additional Information
Total Available Distribution Amount (1)	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	978,671.03	Master Servicing Fee	0.00
Interest Reductions due to Nonrecoverability Determination	(978,671.03)	Certificate Administrator Fee	0.00
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Senior Trust Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	0.00	Total Fees	0.00

Principal		Expenses/Reimbursements
Scheduled Principal	0.00	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	0.00	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	0.00
Excess Liquidation Proceeds	0.00	Principal Distribution	0.00
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	0.00
Total Funds Collected	0.00	Total Funds Distributed	0.00

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	233,385,337.37	233,385,337.37	Beginning Certificate Balance	233,385,337.37
(-) Scheduled Principal Collections	0.00	0.00	(-) Principal Distributions	0.00
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	233,385,337.37	233,385,337.37	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	234,849,537.16	234,849,537.16	Ending Certificate Balance	233,385,337.37
Ending Actual Collateral Balance	234,831,559.09	234,831,559.09

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.02%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$4,999,999 or less	0	0.00	0.00%	0	0.0000	0.000000	1.30 or less	4	176,842,955.43	75.77%	(3)	4.8295	0.755233
$5,000,000 to $14,999,999	1	9,643,095.83	4.13%	(3)	5.1630	0.715000	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
$15,000,000 to $29,999,999	1	16,637,210.70	7.13%	(3)	5.0695	(0.945700)	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
$30,000,000 to $49,999,999	1	34,250,000.00	14.68%	(4)	4.6060	1.232600	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
$50,000,000 to 99,999,999	1	56,542,381.94	24.23%	(3)	4.9955	1.881100	1.61 to 1.75	0	0.00	0.00%	0	0.0000	0.000000
$100,000,000 or Greater	1	116,312,648.90	49.84%	(2)	4.8333	0.861300	1.76 to 2.00	1	56,542,381.94	24.23%	(3)	4.9955	1.881100
Totals	5	233,385,337.37	100.00%	(3)	4.8697	1.027997	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
							2.26 or Greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	5	233,385,337.37	100.00%	(3)	4.8697	1.027997
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Louisiana	1	56,542,381.94	24.23%	(3)	4.9955	1.881100
							Multi-Family	1	116,312,648.90	49.84%	(2)	4.8333	0.861300
Minnesota	1	16,637,210.70	7.13%	(3)	5.0695	(0.945700)
							Office	4	117,072,688.47	50.16%	(3)	4.9059	1.193613
New York	1	116,312,648.90	49.84%	(2)	4.8333	0.861300
							Totals	5	233,385,337.37	100.00%	(3)	4.8697	1.027997
Pennsylvania	1	9,643,095.83	4.13%	(3)	5.1630	0.715000

Washington, DC	1	34,250,000.00	14.68%	(4)	4.6060	1.232600

Totals	5	233,385,337.37	100.00%	(3)	4.8697	1.027997

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.50000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.50001% to 4.80000%	1	34,250,000.00	14.68%	(4)	4.6060	1.232600	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.05000%	2	172,855,030.84	74.06%	(2)	4.8864	1.194885	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.05001% to 5.25000%	2	26,280,306.53	11.26%	(3)	5.1038	(0.336335)	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.25001% to 5.45000%	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	5	233,385,337.37	100.00%	(3)	4.8697	1.027997
	5.45001% to 5.65000%	0	0.00	0.00%	0	0.0000	0.000000	Totals	5	233,385,337.37	100.00%	(3)	4.8697	1.027997
	5.65001% to 5.95000%	0	0.00	0.00%	0	0.0000	0.000000
	5.95001 or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	233,385,337.37	100.00%	(3)	4.8697	1.027997
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	5	233,385,337.37	100.00%	(3)	4.8697	1.027997	Interest Only	1	34,250,000.00	14.68%	(4)	4.6060	1.232600
	61 months or Greater	0	0.00	0.00%	0	0.0000	0.000000	293 Months or Less	4	199,135,337.37	85.32%	(2)	4.9151	0.992807
	Totals	5	233,385,337.37	100.00%	(3)	4.8697	1.027997	294 to 299 Months	0	0.00	0.00%	0	0.0000	0.000000
								300 to 330 Months	0	0.00	0.00%	0	0.0000	0.000000
								331 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	5	233,385,337.37	100.00%	(3)	4.8697	1.027997
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	5	233,385,337.37	100.00%	(3)	4.8697	1.027997			No outstanding loans in this group
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	233,385,337.37	100.00%	(3)	4.8697	1.027997
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 26

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	301161001	MF	New York	NY	Actual/360	4.833%	0.00	0.00	0.00	N/A	11/01/23	--	116,312,648.90	116,312,648.90	10/01/23
3	301160003	OF	New Orleans	LA	Actual/360	4.995%	0.00	0.00	0.00	N/A	10/01/23	--	56,542,381.94	56,542,381.94	09/01/23
11	300950003	OF	Washington	DC	Actual/360	4.606%	0.00	0.00	0.00	N/A	09/01/23	--	34,250,000.00	34,250,000.00	01/01/24
15	301161015	OF	Bloomington	MN	Actual/360	5.069%	0.00	0.00	0.00	N/A	10/01/23	--	16,637,210.70	16,637,210.70	05/01/22
26	301161026	OF	Canonsburg	PA	Actual/360	5.163%	0.00	0.00	0.00	N/A	10/01/23	--	9,643,095.83	9,643,095.83	12/01/23
Totals							0.00	0.00	0.00				233,385,337.37	233,385,337.37
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	11,995,769.74	9,233,427.56	01/01/23	09/30/23	--	0.00	0.00	(911.44)	710,519.57	1,288,358.62	0.00
3	7,622,517.00	4,462,631.90	01/01/23	06/30/23	--	0.00	0.00	(443.07)	686,299.36	0.00	0.00
11	9,405,050.24	4,427,590.12	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	760,928.00	(194,441.00)	01/01/23	03/31/23	03/01/23	3,138,458.00	119,382.05	(560.17)	2,231,621.44	480,522.81	0.00
26	616,518.00	318,988.39	01/01/23	06/30/23	--	0.00	0.00	59,093.18	59,093.18	0.00	0.00
Totals	30,400,782.98	18,248,196.97				3,138,458.00	119,382.05	57,178.50	3,687,533.55	1,768,881.43	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 26

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.869720%	4.783481%	(3)
12/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.869720%	4.783481%	(2)
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.869720%	4.783481%	(1)
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	10,603,956.65	4.895318%	4.824279%	0
09/15/23	0	0.00	0	0.00	1	16,755,784.11	0	0.00	0	0.00	0	0.00	0	0.00	1	20,525,166.72	4.927924%	4.815675%	1
08/17/23	0	0.00	0	0.00	1	16,813,507.37	0	0.00	1	0.00	0	0.00	0	0.00	3	11,680,446.49	4.950414%	4.849591%	2
07/17/23	0	0.00	0	0.00	2	28,864,025.86	0	0.00	1	11,993,046.12	0	0.00	0	0.00	3	36,280,684.75	4.981222%	4.948933%	3
06/16/23	0	0.00	0	0.00	2	28,950,681.51	0	0.00	1	12,020,105.41	0	0.00	0	0.00	1	32,542,038.59	5.008395%	4.978362%	4
05/17/23	0	0.00	0	0.00	2	29,032,878.41	0	0.00	1	12,045,338.77	0	0.00	0	0.00	0	0.00	5.032527%	5.003850%	4
04/17/23	0	0.00	0	0.00	2	29,118,820.92	0	0.00	1	12,072,175.27	0	0.00	0	0.00	0	0.00	5.025306%	4.996972%	5
03/17/23	0	0.00	0	0.00	2	29,200,284.12	0	0.00	1	12,097,179.42	0	0.00	0	0.00	0	0.00	5.025364%	4.997018%	6
02/17/23	0	0.00	0	0.00	2	29,293,778.59	0	0.00	1	12,127,239.61	0	0.00	0	0.00	0	0.00	5.025433%	4.997075%	7
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 17 of 26

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	301161001	10/01/23	2	5	(911.44)	710,519.57	1,370,406.90	116,538,631.40	06/01/23	11
3	301160003	09/01/23	3	5	(443.07)	686,299.36	0.00	56,749,262.90	09/14/23	13
15	301161015	05/01/22	19	5	(560.17)	2,231,621.44	513,000.11	17,668,547.03	08/15/22	2
26	301161026	12/01/23	0	5	59,093.18	59,093.18	22,788.58	9,625,117.76	08/16/23	2
Totals					57,178.50	3,687,533.55	1,906,195.59	200,581,559.09
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		233,385,337	34,250,000	199,135,337		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-24	233,385,337	43,893,096	0	116,312,649	73,179,593	0
Dec-23	233,385,337	34,250,000	9,643,096	116,312,649	73,179,593	0
Nov-23	233,385,337	34,250,000	0	125,955,745	73,179,593	0
Oct-23	293,543,318	220,205,753	0	0	73,337,565	0
Sep-23	342,869,533	291,863,749	0	0	51,005,784	0
Aug-23	389,562,834	372,749,327	0	0	16,813,507	0
Jul-23	480,401,239	451,537,213	0	0	16,870,980	11,993,046
Jun-23	614,066,616	585,115,935	0	0	16,930,576	12,020,105
May-23	669,195,166	640,162,288	0	0	16,987,540	12,045,339
Apr-23	684,690,693	655,571,872	0	0	17,046,646	12,072,175
Mar-23	685,973,279	656,772,995	0	0	17,103,105	12,097,179
Feb-23	687,523,894	658,230,115	0	0	17,166,539	12,127,240
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	301161001	116,312,648.90	116,538,631.40	365,000,000.00	09/10/13	9,186,927.56	0.86130	09/30/23	11/01/23	237
3	301160003	56,542,381.94	56,749,262.90	86,300,000.00	08/02/13	3,875,743.90	1.88110	06/30/23	10/01/23	237
11	300950003	34,250,000.00	34,250,000.00	71,000,000.00	10/17/23	3,853,524.62	1.23260	06/30/23	09/01/23	I/O
15	301161015	16,637,210.70	17,668,547.03	16,500,000.00	12/13/22	(248,004.00)	(0.94570)	03/31/23	10/01/23	176
26	301161026	9,643,095.83	9,625,117.76	14,500,000.00	07/26/13	255,149.39	0.71500	06/30/23	10/01/23	237
Totals		233,385,337.37	234,831,559.09	553,300,000.00		16,923,341.47

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

					Specially Serviced Loan Detail - Part 2

				Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	301161001	MF	NY	06/01/23	11

01.01.2024: Loan transferred to Special Servicing, effective 6/1/2023, due to imminent maturity default. Borrower did not execute a PNA, thus discussions are occurring through legal counsel. Borrower expressed interest in a short term loan extension, following which they indicated they were working towards loan payoff. and such request is currently being evaluated. The loan matured on 11.01.2023, however Borrower did not repay, giving rise to a maturity default. Borrower has

	since marketed the property for sale with a targeted closing by the end of 1Q 2024. Noteholder to pursue rights and remedies as appropriate.

3	301160003	OF	LA	09/14/23	13
	01.01.2024: File transferred to Special Servicing in September 2023. Outstanding leasing obligations are being addressed and discussions regarding a potential loan extension

11	300950003	OF	DC	08/30/23	2

The loan transferred SS on 8/29/23 and did not pay off on the 9/1/23 maturity date. The loan is secured by an office building in Washington, DC. Borrower was unable to sell or refinance the loan ahead of the maturity and has engaged a 3rd party advisor to engage in workout discussions. Interest payments post maturity have been applied to date. Lender has engaged counsel and will dual track foreclosure with workout discussions, which include a potential cooperative sale.

15	301161015	OF	MN	08/15/22	2

01.01.2024 - The loan was transferred to Special Servicing on 8/15/22 due to Monetary Default. Borrower has signed a PNA and a NOD was sent to Borrower on 9/8/22. The office property was built in 1973, upgraded in 2006, and most recently renovated in 2012 . A major tenant who occupied ~30% of the property's NRA went dark in 2019 and stopped paying in 2022 which was the cause of the Borrower's monetary default. A receiver has been appointed as of 1/27/2023; Special

Servicer is evaluating workout options with the receiver. Property is being marketed for sale through the receivership, and has identified a potential buyer. Sale contract negotiation continues with the prospective buyer.

26	301161026	OF	PA	08/16/23	2

1/1/2024: Loan transferred to Special Servicing effective 8/16/2023 for Imminent Maturity Default; loan matures 10/1/2023. Collateral securing the loan is an 84k SF suburban office located in Canonsburg, PA. Borrower has executed a PNA

	agreement, and EoD notice sent for maturity default. Receivership has been granted as of December 2023.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	301161006	41,176,237.35	5.19000%	41,176,237.35 5.19000%		10	06/01/20	05/01/20	07/13/20
6	301161006	0.00	5.19000%	0.00	5.19000%	10	07/13/20	05/01/20	06/01/20
10	301161010	34,122,443.23	5.25000%	34,122,443.23 5.25000%		9	08/05/20	07/31/20	08/05/20
27	301161027	0.00	5.14000%	0.00	5.14000%	2	12/04/19	12/04/19	02/19/20
Totals		75,298,680.58		75,298,680.58
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 22 of 26

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
23	301161023 08/17/23	11,993,046.12	8,900,000.00	9,388,600.84	1,362,911.67	9,388,600.84	8,025,689.17	3,967,356.95	0.00	746,495.45	3,220,861.50	22.36%
27	301161027 11/18/21	9,158,070.27	5,800,000.00	6,092,897.91	314,128.26	6,092,897.91	5,778,769.65	3,379,300.62	0.00	23,335.90	3,355,964.72	31.14%
35	301161035 10/17/23	8,428,333.65	21,500,000.00	8,462,517.22	34,183.57	8,462,517.22	8,428,333.65	0.00	0.00	0.00	0.00	0.00%
47	28000383 12/17/20	4,437,065.54	1,300,000.00	2,986,709.00	1,162,617.02	2,208,440.29	1,045,823.27	3,391,242.27	0.00	83,337.74	3,307,904.53	63.61%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		34,016,515.58	37,500,000.00	26,930,724.97	2,873,840.52	26,152,456.26	23,278,615.74	10,737,899.84	0.00	853,169.09	9,884,730.75

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
23	301161023	10/17/23	0.00	0.00	3,220,861.50	0.00	12,296.62	0.00	0.00	0.00	3,208,564.88
		09/15/23	0.00	0.00	3,208,564.88	0.00	0.00	(758,792.07)	0.00	0.00
		08/17/23	0.00	0.00	3,967,356.95	0.00	0.00	3,967,356.95	0.00	0.00
27	301161027	10/17/23	0.00	0.00	3,355,964.72	0.00	0.00	(23,335.90)	0.00	0.00	3,355,964.72
		11/18/21	0.00	0.00	3,379,300.62	0.00	0.00	3,379,300.62	0.00	0.00
35	301161035	10/17/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	28000383	02/17/23	0.00	0.00	3,307,904.53	0.00	0.00	(86,645.97)	0.00	0.00	3,307,904.53
		01/18/23	0.00	0.00	3,394,550.50	0.00	0.00	3,308.23	0.00	0.00
		12/17/20	0.00	0.00	3,391,242.27	0.00	0.00	3,391,242.27	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	9,884,730.75	0.00	12,296.62	9,872,434.13	0.00	0.00	9,872,434.13

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 26

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	484,098.22	0.00	0.00	0.00	0.00
3	0.00	0.00	0.00	0.00	0.00	0.00	0.00	243,227.27	0.00	0.00	0.00	0.00
11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	135,845.01	0.00	0.00	0.00	0.00
15	0.00	0.00	0.00	0.00	0.00	0.00	0.00	72,628.13	0.00	0.00	0.00	0.00
26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	42,872.40	0.00	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	978,671.03	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		978,671.03

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Supplemental Notes
None

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